RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS- Deferred income tax and social contribution by subsidiaries (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 7,183,691	R$ 3,961,408
Deferred tax liabilities	(10,698,994)	(11,723,383)
Deferred income tax and social contributions	3,978,754	8,315,386
Eletronorte
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,039,253	1,868,051
Deferred tax liabilities	(1,596,809)	(1,314,642)
Net Effect Assets	442,445	553,409
Amazonas GT
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	21,006
Net Effect Assets	21,006
Subtotal
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,060,259	1,868,051
Deferred tax liabilities	(1,596,809)	(1,314,642)
Net Effect Assets	463,451	553,409
ELETROSUL
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	546,089	443,849
Deferred tax liabilities	(895,263)	(894,572)
Net Effect Liabilities	(349,174)	(450,723)
Eletrobras
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(628,904)	(432,582)
Net Effect Liabilities	(628,904)	(432,582)
FURNAS
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,541,558	969,179
Deferred tax liabilities	(5,126,228)	(5,230,099)
Net Effect Liabilities	(2,047,079)	(4,260,920)
CHESF
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	1,258,550	918
Deferred tax liabilities	(1,662,708)	(3,166,663)
Net Effect Liabilities	(404,158)	(3,165,745)
Eletropar
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	(11,847)	(5,416)
Net Effect Liabilities	(11,847)	(5,416)
Eletronuclear
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	777,235	679,409
Deferred tax liabilities	(777,235)	(679,409)
Subtotal
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	5,123,432	2,093,355
Deferred tax liabilities	(9,102,185)	(10,408,741)
Net Effect Liabilities	R$ (3,978,754)	R$ (8,315,386)